Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 6,511,641	$ 823,046	$ (408,510)	$ 1,725,497
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	388,672	382,217		765,532
Amortization of debt discount	776,515	175,356		1,350,389
Share-based compensation		50,000		91,666
Amortization of right of use assets	710,140	693,404		1,195,995
(Gain) loss on extinguishment of convertible notes payable	(780,050)	1,147,856		1,147,856
Gain on forgiveness of note payable	(358,236)			(1,646,062)
Bad debt expense	850,000	60,000		240,000
Change in deferred tax asset	(304,000)	(221,000)		(264,000)
Accretion of consulting agreement	(141,336)	(141,336)		(282,672)
Changes in operating assets and liabilities:
Accounts receivable - trade	(123,057,802)	(19,555,154)	2,046,885	(12,677,437)
Contract assets	(26,580,945)	(7,362,508)		(18,586,306)
Factoring reserve	7,593,665	(7,284,449)		(6,622,941)
Other prepaid expenses and current assets	(219,321)	9,666		(669,787)
Deposits and other assets	(20,000)	1,042	(648,996)	1,042
Accounts payable - trade	36,893,108	27,528,499	(192,416)	29,465,943
Accrued expenses and other current liabilities	8,764,328	(1,976,209)	765,089	(1,226,702)
Accrued freight	38,934,277	6,880,696		6,926,050
Contract liabilities	20,331,879
Operating lease liability	(699,094)	(639,338)		(1,095,969)
Net Cash (Used in) Provided by Operating Activities	(30,406,559)	571,788	1,562,052	(161,906)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of business – net of cash acquired			(212,689)
Purchase of property and equipment	(43,727)	(15,026)		(51,489)
Net Cash Used in Investing Activities	(43,727)	(15,026)	(212,689)	(51,489)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	2,000,000	150,000		5,174,902
Repayments of notes payable	(579,165)	(429,165)		(858,330)
Repayments of long-term debt due to related parties	(215,656)	(44,000)		(5,149,925)
Proceeds from convertible notes payable		2,000,000
Cash paid for debt issuance costs		(50,000)		(50,000)
Borrowings on revolving credit facility, net	29,833,248
Net Cash Provided by Financing Activities	31,038,427	1,626,835		(883,353)
Net change in cash and cash equivalents	588,141	2,183,597	1,349,363	(1,096,748)
Cash and cash equivalents - Beginning of Period	252,615	1,349,363		1,349,363
Cash and cash equivalents - End of Period	840,756	3,532,960	1,349,363	252,615
Cash Paid During the Period for:
Income taxes	422,836	16,199		527,583
Interest	601,377			66,717
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease asset and liability additions			4,770,280	223,242
Conversion of Series B Preferred to Common Stock	125,673
Operating asset and liability		223,242
Non-cash note forgiveness due to UL HK				310,452
Fair value of warrants issued with convertible notes		1,126,497		1,126,497
Beneficial conversion feature of convertible notes		873,503		2,540,169
Issuance of common stock for the conversion of principal net of accrued interest capitalized to principal to Notes Payable	$ 193,306			393,743
Non-cash consideration paid in business combination			$ 11,102,022